Trade Receivables (Detail Textuals 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Cumulative allowance for credit losses	$ 311	$ 8,948	$ 58,488
Additional provision for allowance for credit losses		12,213
Net trade receivables due from former customer group	5,343	34,259
Reversals		1,541
Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Management recognized credit loss	$ 21,812	1,317
Large exposure customers | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Cumulative allowance for credit losses			43,943
Additional provision for allowance for credit losses			33,301
Net trade receivables due from former customer group			$ 100,008
Reversals		1,541
Increase in valuation allowance based on revision of expected future cash flows		$ 224